Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Contract liabilities	$ 1,581	$ 1,986
Recognized revenues	405
Severance pay expense	$ 53	$ 49	$ 47
Maximum percentage of realization on ultimate settlement	50.00%
Percentage of deposits on monthly salary	8.33%
Weighted average rate	4.30%	5.25%
Impairment charges
Unrecognized tax benefits